Income Taxes	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

7. INCOME TAXES

The Company is domiciled in Canada and files Canadian federal and certain provincial tax returns. The Company had no provision (benefit) for income taxes as of March 31, 2016, 2015 and 2014, as a result of its net losses and full valuation allowance against its deferred tax assets.

The following reconciles our loss before income taxes by jurisdiction.

	Years ended March 31,
	2016	2015	2014
U.S.	$—	$—	$—
Canada	4,961,549	5,971,470	5,992,897

	$4,961,549	$5,971,470	$5,992,897

The difference between the Company’s expected income tax provision (benefit) from applying the Canadian federal statutory tax rates to the pre-tax loss and the actual income tax provision (benefit) relates primarily to the effect of the following:

	Years ended March 31,
	2016	2015	2014
Statutory rate	(34.00%)	(26.50%)	(26.50%)
Non-deductible expenses	3.80%	3.80%	3.80%
Valuation allowance	30.20%	22.70%	22.70%

Income tax provision (benefit)	0.00%	0.00%	0.00%

Deferred income taxes reflect the net tax effects of differences between the bases of assets and liabilities for financial reporting and income tax purposes. The Company’s deferred income tax assets consist principally of carryforward losses which are offset by a full valuation allowance.

The Company is required to establish a valuation allowance for deferred tax assets if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income in the periods which the deferred tax assets are deductible, the Company has determined that a full valuation allowance is required for the years ending March 31, 2016, 2015 and 2014.

The Company is subject to income taxes in numerous jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. The Company establishes liabilities for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These liabilities are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these liabilities in light of changing facts and circumstances, such as the outcome of a tax audit. The provision for income taxes includes the impact of changes to the liability that is considered appropriate. The Company has identified no material uncertain tax positions as of March 31, 2016.

The Company is subject to income tax audits in all jurisdictions for which it is required to file tax returns. Tax audits by their nature are often complex and can require several years to complete. Neither the Company nor any of its subsidiaries is currently under audit in any jurisdiction. All of the Company’s income tax returns remain subject to examination by tax authorities.

As a Canadian domiciled company, the Company has never filed a tax return in the United States. U.S. federal tax legislation was enacted in 2004 to address perceived U.S. tax concerns in “corporate inversion” transactions. A “corporate inversion” generally occurs when a non-U.S. Company acquires “substantially all” of the equity interests in, or the assets of, a U.S. Company or partnership, if, after the acquisition, former equity holders of the U.S. Company or partnership own a specified level of stock in the non-U.S. Company. The tax consequences of these rules depend upon the percentage identity of stock ownership that results. Generally, in “80 percent identity” transactions (i.e., former equity holders of the U.S. Company owns 80% or more of the equity of the non-U.S. acquiring entity, excluding certain equity interests), the tax benefits of the inversion are limited by treating the non-U.S. acquiring entity as a domestic entity for U.S. tax purposes. In “60-80 percent identity” transactions, the benefits of the inversion are limited by barring certain corporate-level “toll charges” from being offset by certain tax attributes of the U.S. Company (e.g., loss carry-forwards), and imposing excise taxes on certain stock-based compensation held by “insiders” of the U.S. Company. Management is of the view that a corporate inversion has resulted from the reverse takeover transaction it completed in fiscal 2009; however, it has not yet determined whether the Company is subject to the “80 percent” or the “60-80 percent” identity with respect to the transactions undertaken in the fiscal 2009 year since the interpretation of which categories of stock ownership are to be considered under the inversion rules is not yet settled. The Company has not filed income tax returns in Canada or United States since 2009. The Company has never filed an income tax return in Canada but is current with its United States federal income tax filings. The Company has incurred losses in all jurisdictions in all years.